CONCENTRATIONS (Tables)	12 Months Ended
Oct. 31, 2020
CONCENTRATIONS
Summary of concentration of risk

	For the Years Ended October 31,
Carrier	2020	2019	2018
A	17%	*	*
B	16%	12%	*
C	11%	24%	*
D	*	22%	*
E	*	19%	32%
F	*	*	14%
*Less than 10%